Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant, and Equipment

	1/1/2016	Increase	Decrease	12/31/2016
	(Amounts in thousands of Euros)
Laboratory equipment	2,357	740	—	3,097
Building fixtures	938	3,672	—	4,610
Office equipment	209	398	—	607
Computer equipment	470	516	—	986
Property, plant, and equipment in progress	3,672	2,713	—	6,385

Total, gross	7,646	8,039	—	15,685

Accumulated depreciation of laboratory equipment	948	557	—	1,505
Accumulated depreciation of the building fixtures	782	327	—	1,109
Accumulated depreciation of office equipment	131	81	—	212
Accumulated depreciation of computer equipment	205	172	—	377

Total accumulated amortization and depreciation	2,065	1,137	—	3,203

Total, net	5,581	6,901	—	12,482

	1/1/2017	Increase	Decrease	12/31/2017
	(Amounts in thousands of Euros)
Laboratory equipment	3,097	2,806	(83)	5,820
Building fixtures	4,610	534	(46)	5,098
Office equipment	607	275	(116)	766
Computer equipment	986	116	(30)	1,073
Property, plant, and equipment in progress	6,385	3,384	(55)	9,714

Total, gross	15,685	7,114	(329)	22,470

Accumulated depreciation of laboratory equipment	1,505	802	(63)	2,244
Accumulated depreciation of the building fixtures	1,109	484	(14)	1,580
Accumulated depreciation of office equipment	212	213	(105)	320
Accumulated depreciation of computer equipment	377	172	(30)	520

Total accumulated amortization and depreciation	3,202	1,671	(211)	4,663

Total, net	12,482	5,443	(118)	17,808

	1/1/2018	Increase	Decrease	12/31/2018
	(Amounts in thousands of Euros)
Laboratory equipment	5,820	6,305	(12)	12,113
Building fixtures	5,098	133	—	5,231
Office equipment	766	25	—	790
Computer equipment	1,073	434	—	1,507
Property, plant, and equipment in progress	9,714	7,623	(9,750)	7,587

Total, gross	22,470	14,520	(9,762)	27,228

Accumulated depreciation of laboratory equipment	2,244	1,567	—	3,811
Accumulated depreciation of the building fixtures	1,580	352	(12)	1,919
Accumulated depreciation of office equipment	320	129	—	449
Accumulated depreciation of computer equipment	520	310	—	830

Total accumulated amortization and depreciation	4,663	2,358	(12)	7,009

Total, net	17,808	12,162	(9,750)	20,219